                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10173

Morgan Stanley All Star Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley All Star Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended July 31, 2003

Total Return for the 12-month period ended July 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Multi-Cap Growth Funds Index[2]
8.11%	7.37%	7.37%	8.42%	10.65%	15.61%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do no reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

In the early stages of the 12-month period ended July 31, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003. Once it was clear that the military campaign would end successfully, however, the stock market rose rapidly, led especially by technology, telecommunications and other stocks offering higher risk and increased growth potential.

Although investors grew optimistic about the positive impact of increased fiscal and monetary stimulus toward the end of the period, economic indicators remained mixed. On the positive side, the manufacturing sector saw new orders outpacing production increases, leading to order backlogs. Business capital expenditures rose in the second quarter with the largest quarter-over-quarter increase since the second quarter of 2000. The University of Michigan index of consumer sentiment posted a slight improvement, reflecting improved expectations. Yet despite the recent decline in unemployment claims, the employment situation remains a concern.

Performance Analysis

The Fund's underperformance relative to its benchmark, the S&P 500 Index, resulted primarily from stock selection in various sectors. Holdings in technology hardware and equipment detracted from relative performance, though an overweighting in the information technology sector helped somewhat. Selection among banks, diversified financials and insurance companies also had a negative effect, as did the Fund's underweighting in financials. Other detractors included certain capital good companies, particularly in aerospace and defense.

The Fund's performance was helped by stock selection and an overweighting in the consumer discretionary area. Positive contributors in that sector were found in hotels and restaurants, consumer durables, apparel and gaming. The Fund also benefited from strong selection in health care, especially in the pharmaceuticals, biotechnology and health care equipment and services industries. An underweighting in the consumer staples sector also had a positive effect during the period.

On April 24, 2003 the Board of Trustees approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley American Opportunities Fund pursuant to which substantially all of the assets of the Fund would be combined with those of American Opportunities Fund and shareholders of the Fund would become shareholders of American Opportunities Fund, receiving shares of American Opportunities Fund equal to the value of their holdings in the Fund. Each shareholder of the Fund will receive the Class of shares of American Opportunities Fund that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders initially scheduled to be held on September 17, 2003 and subsequently adjourned to September 30, 2003. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and information concerning American Opportunities Fund was distributed to shareholders of the Fund.

TOP 10 HOLDINGS
Microsoft	2.8%
Pfizer	2.4
Citigroup	2.0
Wal Mart Stores	1.9
General Electric	1.8
Intel	1.8
Cisco Systems	1.7
Amgen Inc.	1.6
3M	1.3
Interactive Corp	1.2

TOP FIVE INDUSTRIES
Packaged Software	5.8%
Biotechnology	5.6
Semiconductors	5.1
Pharmaceuticals: Major	4.8
Medical Specialties	4.4

Data as of July 31, 2003. Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

•	The Fund utilizes a multi-manager investment approach whereby separate portions of the Fund's assets are managed according to four different investment strategies, each based on the distinct investment style of the portfolio management team.

•	The four investment strategies include: (1) The Mid-Cap Strategy, (2) The Selected Focus Strategy, (3) The Aggressive Growth Strategy and (4) The Sector Rotation Strategy.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended July 31, 2003

	Class A Shares* (since 02/26/01)		Class B Shares** (since 02/26/01)		Class C Shares† (since 02/26/01)		Class D Shares†† (since 02/26/01)
Symbol	ALLAX		ALLBX		ALLCX		ALLDX
1 Year	8.11%	[3]	7.37%	[3]	7.37%	[3]	8.42%	[3]
	2.44	[4]	2.37	[4]	6.37	[4]
Since Inception	(16.13)	[3]	(16.77)	[3]	(16.77)	[3]	(15.92)	[3]
	(17.97)	[4]	(17.81)	[4]	(16.77)	[4]

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on July 31, 2003.

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Advertising/Marketing Services (0.2%)
8,700	Getty Images, Inc.*	$331,731
	Air Freight/Couriers (0.4%)
5,700	C.H. Robinson Worldwide, Inc.	210,444
3,000	Expeditors International of Washington, Inc.	101,730
8,000	FedEx Corp.	515,120
		827,294
	Airlines (0.3%)
14,800	JetBlue Airways Corp.*	674,288
	Apparel/Footwear (1.1%)
27,050	Coach, Inc.*	1,433,650
11,400	Liz Claiborne, Inc.	392,502
11,900	Reebok International Ltd.*	391,510
		2,217,662
	Apparel/Footwear Retail (1.1%)
22,825	Abercrombie & Fitch Co. (Class A)*	732,454
23,500	Chico's FAS, Inc.*	638,025
22,700	Gap, Inc. (The)	408,373
8,400	Hot Topic, Inc.*	242,760
10,400	TJX Companies, Inc. (The)	202,280
		2,223,892
	Auto Parts: O.E.M. (0.3%)
3,900	Eaton Corp.	328,263
4,200	Magna International Inc. (Class A) (Canada)	319,536
		647,799
	Beverages: Alcoholic (0.2%)
7,150	Anheuser-Busch Companies, Inc.	370,513
	Beverages: Non-Alcoholic (0.9%)
32,900	Coca-Cola Co. (The)	1,479,513
9,600	Cott Corp. (Canada)*	218,208
		1,697,721
	Biotechnology (5.6%)
45,420	Amgen Inc.*	$3,160,324
10,950	Amylin Pharmaceuticals, Inc.*	262,471
19,000	Celgene Corp.*	695,590
3,100	CV Therapeutics, Inc.*	110,639
14,400	Genentech, Inc.*	1,162,800
17,750	Genzyme Corp.*	895,310
25,800	Gilead Sciences, Inc.*	1,768,590
17,900	ICOS Corp.*	780,798
8,800	Invitrogen Corp.*	455,840
7,100	Ligand Pharmaceuticals Inc. (Class B)*	91,093
4,400	Martek Biosciences Corp.*	213,492
14,850	MedImmune, Inc.*	581,971
4,700	Neurocrine Biosciences, Inc.*	252,296
16,325	NPS Pharmaceuticals, Inc.*	416,777
		10,847,991
	Broadcasting (2.3%)
1,550	Citadel Broadcasting Corp.*	29,450
41,150	Clear Channel Communications, Inc.	1,685,092
31,975	Radio One, Inc. (Class D)*	530,465
53,175	Univision Communications Inc. (Class A)*	1,659,060
10,625	Westwood One, Inc.*	324,487
23,100	XM Satellite Radio Holdings Inc. (Class A)*	317,625
		4,546,179
	Cable/Satellite TV (0.8%)
11,900	Cablevision Systems New York Group (Class A)*	253,470
30,500	Comcast Corp. (Class A)*	924,760
11,900	EchoStar Communications Corp. (Class A)*	431,613
		1,609,843

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Casino/Gaming (1.7%)
42,630	GTECH Holdings Corp.	$1,644,239
48,400	International Game Technology	1,231,780
6,200	MGM Mirage*	212,660
9,900	Station Casinos, Inc.*	287,100
		3,375,779
	Chemicals: Specialty (0.3%)
4,200	Air Products & Chemicals, Inc.	195,216
5,400	Praxair, Inc.	349,164
		544,380
	Commercial Printing/Forms (0.1%)
8,700	Donnelley (R.R.) & Sons Co.	230,202
	Computer Communications (2.3%)
168,900	Cisco Systems, Inc.*	3,296,928
7,075	Emulex Corp.*	143,976
17,900	Foundry Networks, Inc.*	322,916
33,900	Juniper Networks, Inc.*	489,177
14,300	McDATA Corp. (Class A)*	154,583
600	NETGEAR, Inc.*	10,603
		4,418,183
	Computer Peripherals (1.1%)
6,000	Avid Technology, Inc.*	278,760
31,700	EMC Corp.*	337,288
12,500	Maxtor Corp.*	125,000
34,150	Network Appliance, Inc.*	545,717
21,800	Seagate Technology, Inc. (Cayman Islands)*	475,240
9,000	Storage Technology Corp.*	239,760
3,000	Zebra Technologies Corp. (Class A)*	232,740
		2,234,505
	Computer Processing Hardware (1.4%)
47,650	Dell Inc.*	1,604,852
55,000	Hewlett-Packard Co.	1,164,350
		2,769,202
	Containers/Packaging (0.3%)
10,375	Sealed Air Corp.*	$495,199
	Contract Drilling (0.5%)
8,500	Nabors Industries, Ltd. (ADR) (Bermuda)*	304,300
8,600	Patterson-UTI Energy, Inc.*	237,360
14,800	Pride International, Inc.*	243,904
6,800	Rowan Companies, Inc.*	149,260
		934,824
	Data Processing Services (0.7%)
12,800	CheckFree Corp.*	344,448
12,750	First Data Corp.	481,440
8,600	Global Payments Inc.	302,806
8,475	SunGard Data Systems Inc.*	222,384
		1,351,078
	Department Stores (0.1%)
2,900	Federated Department Stores, Inc.	116,029
	Discount Stores (3.0%)
16,400	Costco Wholesale Corp.*	607,620
46,975	Dollar General Corp.	864,340
17,500	Dollar Tree Stores, Inc.*	641,900
67,650	Wal-Mart Stores, Inc.**	3,782,311
		5,896,171
	Electronic Components (1.2%)
4,000	Amphenol Corp. (Class A)*	216,000
8,700	Jabil Circuit, Inc.*	200,535
11,500	OmniVision Technologies, Inc.*	466,785
14,725	QLogic Corp.*	620,659
15,000	SanDisk Corp.*	850,350
		2,354,329
	Electronic Distributors (0.1%)
4,025	CDW Corp.*	192,717

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Electronic Equipment/ Instruments (0.4%)
13,700	Rockwell Automation, Inc.	$354,008
13,900	Scientific-Atlanta, Inc.	421,031
		775,039
	Electronic Production Equipment (1.6%)
10,100	Amkor Technology, Inc.*	148,167
42,350	Applied Materials, Inc.*	825,825
14,100	ASML Holding NV (Netherlands)*	182,454
17,700	KLA-Tencor Corp.*	914,205
19,700	Lam Research Corp.*	428,672
9,100	Novellus Systems, Inc.*	325,871
5,225	Synopsys, Inc.*	326,615
		3,151,809
	Electronics/Appliance Stores (0.5%)
22,700	Best Buy Co., Inc.*	990,855
	Electronics/Appliances (0.3%)
8,125	Harman International Industries, Inc.	679,250
	Finance/Rental/Leasing (0.6%)
6,000	Capital One Financial Corp.	287,460
10,375	Doral Financial Corp. (Puerto Rico)	455,462
8,800	MBNA Corp.	196,152
7,200	SLM Corp.	298,512
		1,237,586
	Financial Conglomerates (3.7%)
31,475	American Express Co.	1,390,251
8,000	Brascan Corp. (Class A) (Canada)	197,600
88,850	Citigroup Inc.**	3,980,480
37,150	J.P. Morgan Chase & Co.	1,302,107
6,000	UBS AG (ADR) (Registered Shares) (Switzerland)	349,800
		7,220,238
	Financial Publishing/Services (0.4%)
20,600	Interactive Data Corp.*	$344,226
9,300	Moody's Corp.	480,996
		825,222
	Food Retail (0.1%)
2,700	Whole Foods Market, Inc.*	137,635
	Food: Major Diversified (0.4%)
17,900	PepsiCo, Inc.	824,653
	Food: Meat/Fish/Dairy (0.3%)
18,000	Dean Foods Co.*	538,740
	Gas Distributors (0.2%)
11,900	Questar Corp.	380,205
2,800	UGI Corp.	88,396
		468,601
	Home Building (0.3%)
2,600	Lennar Corp. (Class A)	169,494
975	NVR, Inc.*	398,775
		568,269
	Home Furnishings (0.1%)
3,500	Mohawk Industries, Inc.*	235,935
	Home Improvement Chains (1.1%)
55,900	Home Depot, Inc. (The)	1,744,080
9,300	Lowe's Companies, Inc.	442,308
		2,186,388
	Hotels/Resorts/Cruiselines (0.6%)
7,800	Carnival Corp. (Panama)	267,618
8,900	Hilton Hotels Corp.	129,940
22,700	Royal Caribbean Cruises Ltd. (Liberia)	663,975
4,100	Starwood Hotels & Resorts Worldwide, Inc.	133,660
		1,195,193
	Household/Personal Care (1.4%)
7,800	Avon Products, Inc.	486,642
24,950	Procter & Gamble Co. (The)	2,192,356
		2,678,998

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates (3.5%)
18,350	3M Co.	$2,572,670
126,800	General Electric Co.	3,606,192
5,500	Ingersoll-Rand Co., Ltd. (Class A) (Bermuda)	298,320
3,400	United Technologies Corp.	255,782
		6,732,964
	Industrial Machinery (0.1%)
3,000	Graco Inc.	109,350
	Industrial Specialties (0.3%)
24,000	Ecolab Inc.	593,040
	Information Technology Services (1.2%)
11,800	Accenture Ltd. (Class A) (Bermuda)*	229,156
11,300	Amdocs Ltd.*	230,294
16,200	Citrix Systems, Inc.*	294,030
17,950	International Business Machines Corp.	1,458,437
8,225	PeopleSoft, Inc.*	137,111
		2,349,028
	Insurance Brokers/Services (0.1%)
5,808	ChoicePoint Inc.*	221,517
	Integrated Oil (1.2%)
53,800	Exxon Mobil Corp.	1,914,204
3,700	Murphy Oil Corp.	182,706
9,700	Suncor Energy, Inc. (Canada)	176,831
		2,273,741
	Internet Retail (1.9%)
25,500	Amazon.com, Inc.*	1,063,860
59,595	InterActiveCorp*	2,411,810
8,100	Netflix Inc.*	212,220
		3,687,890
	Internet Software/Services (1.2%)
20,600	BEA Systems, Inc.*	271,920
8,300	Digital River, Inc.*	178,284
29,725	Siebel Systems, Inc.*	278,820
7,100	VeriSign, Inc.*	$94,785
47,600	Yahoo! Inc.*	1,481,788
		2,305,597
	Investment Banks/Brokers (1.8%)
13,700	Goldman Sachs Group, Inc. (The)	1,193,818
12,000	Legg Mason, Inc.	840,000
13,600	Lehman Brothers Holdings, Inc.	860,472
11,000	Merrill Lynch & Co., Inc.	598,070
		3,492,360
	Investment Managers (0.5%)
6,875	Affiliated Managers Group, Inc.*	449,763
17,000	Janus Capital Group Inc.	297,500
5,700	Price (T.) Rowe Group, Inc.	231,363
		978,626
	Major Banks (2.2%)
16,000	Bank of America Corp.	1,321,120
22,750	Bank of New York Co., Inc. (The)	685,230
13,500	Wachovia Corp.	589,815
32,600	Wells Fargo & Co.	1,647,278
		4,243,443
	Managed Health Care (3.5%)
21,700	Aetna Inc.	1,337,154
14,600	Anthem, Inc.*	1,102,446
22,150	Caremark Rx, Inc.*	554,193
10,400	Coventry Health Care, Inc.*	560,248
11,100	Health Net Inc.*	381,174
11,600	Mid Atlantic Medical Services, Inc.*	630,808
36,950	UnitedHealth Group Inc.	1,924,726
5,300	WellPoint Health Networks, Inc.*	443,345
		6,934,094

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (0.5%)
16,300	News Corporation Ltd. (The) (ADR) (Australia)	$495,683
9,400	Viacom, Inc. (Class B) (Non-Voting)*	409,088
		904,771
	Medical Distributors (0.1%)
4,200	Henry Schein, Inc.*	245,448
	Medical Specialties (4.4%)
5,700	Becton, Dickinson & Co.	208,791
1,600	Bio-Rad Laboratories, Inc. (Class A)*	89,600
28,500	Boston Scientific Corp.*	1,802,055
5,600	Cyberonics Inc.*	167,104
19,300	Guidant Corp.	911,346
4,500	INAMED Corp.*	298,800
31,050	Medtronic, Inc.	1,599,075
4,300	Millipore Corp.*	191,307
9,000	Pall Corp.	203,130
13,300	St. Jude Medical, Inc.*	713,545
29,750	Varian Medical Systems, Inc.*	1,825,460
11,525	Zimmer Holdings, Inc.*	551,010
		8,561,223
	Medical/Nursing Services (0.2%)
8,475	Lincare Holdings, Inc.*	308,490
	Metal Fabrications (0.1%)
7,300	Chicago Bridge & Iron Company N.V. (Netherlands)	180,018
	Miscellaneous Commercial Services (0.7%)
15,400	Corporate Executive Board Co. (The)*	668,668
7,300	Fair Isaac Corp.	394,492
10,325	Iron Mountain Inc.*	377,895
		1,441,055
	Miscellaneous Manufacturing (0.3%)
2,900	Danaher Corp.	$209,380
11,000	Dover Corp.	402,710
		612,090
	Movies/Entertainment (0.3%)
6,900	Fox Entertainment Group, Inc. (Class A)*	208,863
5,575	Pixar, Inc.*	377,985
		586,848
	Multi-Line Insurance (1.1%)
33,350	American International Group, Inc.	2,141,070
	Oil & Gas Production (0.8%)
4,875	Apache Corp.	302,055
4,700	Burlington Resources Inc.	216,999
4,900	Devon Energy Corp.	232,113
16,425	Pioneer Natural Resources Co.*	394,200
5,600	Pogo Producing Co.	236,880
13,800	XTO Energy Inc.	266,340
		1,648,587
	Oilfield Services/ Equipment (1.5%)
24,300	Baker Hughes Inc.	763,263
26,225	BJ Services Co.*	898,206
2,300	Cooper Cameron Corp.*	109,963
2,600	Schlumberger Ltd.	117,182
29,525	Smith International, Inc.*	1,058,176
		2,946,790
	Other Consumer Services (2.4%)
10,900	Apollo Group, Inc. (Class A)*	705,884
6,000	Career Education Corp.*	500,400
3,100	Corinthian Colleges, Inc.*	169,291
15,900	DeVry, Inc.*	406,086
20,400	eBay Inc.*	2,186,880

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
6,400	ITT Educational Services, Inc.*	$251,072
9,945	Weight Watchers International, Inc.*	446,531
		4,666,144
	Other Metals/Minerals (0.3%)
6,100	Inco Ltd. (Canada)*	142,191
4,800	Phelps Dodge Corp.*	202,512
7,186	Rio Tinto PLC (United Kingdom)	149,200
		493,903
	Packaged Software (5.8%)
9,000	Adobe Systems Inc.	294,120
5,300	Cognos, Inc. (Canada)*	143,418
19,800	Computer Associates International, Inc.	503,910
24,100	Mercury Interactive Corp.*	948,576
24,500	Micromuse Inc.*	175,910
207,700	Microsoft Corp.	5,483,280
15,800	NetIQ Corp.*	171,746
23,600	Network Associates, Inc.*	266,680
102,700	Oracle Corp.*	1,232,400
875	Quest Software, Inc.*	7,743
1,150	SAP AG (Germany)	135,588
15,700	Symantec Corp.*	734,289
37,625	VERITAS Software Corp.*	1,158,850
		11,256,510
	Personnel Services (0.3%)
19,400	Monster Worldwide Inc.*	515,070
	Pharmaceuticals: Generic Drugs (0.3%)
4,300	Taro Pharmaceuticals Industries Ltd. (Israel)*	234,651
8,700	Watson Pharmaceuticals, Inc.*	347,478
		582,129
	Pharmaceuticals: Major (4.8%)
18,700	Johnson & Johnson	968,473
15,500	Lilly (Eli) & Co.	1,020,520
22,200	Merck & Co., Inc.	$1,227,216
138,175	Pfizer Inc.	4,609,518
32,425	Wyeth	1,477,932
		9,303,659
	Pharmaceuticals: Other (1.5%)
8,100	Allergan, Inc.	651,888
5,600	Biovail Corp. (Canada)*	214,984
18,100	Endo Pharmaceuticals Holdings, Inc.*	281,817
4,400	Forest Laboratories, Inc.*	210,672
1,203	Galen Holdings PLC (ADR) (United Kingdom)	48,986
25,200	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	1,444,968
		2,853,315
	Precious Metals (1.0%)
11,700	Freeport-McMoRan Copper & Gold, Inc. (Class B)	313,443
18,000	Glamis Gold Ltd. (Canada)*	226,800
10,900	Goldcorp Inc. (Canada)	132,108
37,800	Newmont Mining Corp.	1,364,580
		2,036,931
	Property – Casualty Insurers (0.4%)
2,900	Everest Re Group, Ltd. (Bermuda)	219,153
960	White Mountains Insurance Group, Ltd. (Bermuda)	364,320
2,400	XL Capital Ltd. (Class A) (Cayman Islands)	190,800
		774,273
	Recreational Products (1.0%)
8,500	Brunswick Corp.	229,075
14,325	Electronic Arts Inc.*	1,203,300
14,900	Hasbro, Inc.	280,865
10,100	Mattel, Inc.	196,243
		1,909,483

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Restaurants (0.9%)
1,300	Applebee's International, Inc.	$41,470
5,900	CBRL Group, Inc.	207,916
8,075	Krispy Kreme Doughnuts, Inc.*	352,555
7,900	Outback Steakhouse, Inc.	295,065
9,400	P.F. Chang's China Bistro, Inc.*	454,772
8,000	Sonic Corp.*	195,520
9,300	Starbucks Corp.*	254,169
		1,801,467
	Savings Banks (0.4%)
3,000	Golden West Financial Corp.	247,800
11,400	New York Community Bancorp, Inc.	340,860
12,500	Sovereign Bancorp, Inc.	224,250
		812,910
	Semiconductors (5.1%)
59,900	Agere Systems Inc. (Class A)*	168,319
21,225	Altera Corp.*	408,369
3,100	Analog Devices, Inc.*	117,645
20,900	Broadcom Corp. (Class A)*	423,643
16,800	Cypress Semiconductor Corp.*	234,864
16,050	Integrated Circuit Systems, Inc.*	482,303
140,850	Intel Corp.	3,514,208
29,350	Intersil Corp. (Class A)*	723,771
30,150	Linear Technology Corp.	1,111,932
28,250	Marvell Technology Group Ltd. (Bermuda)*	993,270
9,900	Maxim Integrated Products, Inc.	386,892
7,900	Microchip Technology Inc.	208,244
4,500	Micron Technology, Inc.*	65,880
13,300	PMC - Sierra, Inc.*	163,058
32,184	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*	$321,840
35,300	Texas Instruments Inc.	666,111
		9,990,349
	Services to the Health Industry (0.7%)
11,700	AdvancePCS*	443,313
7,800	Laboratory Corp. of America Holdings*	247,806
15,350	Stericycle, Inc.*	692,746
		1,383,865
	Specialty Insurance (0.4%)
8,600	Fidelity National Financial, Inc.	246,734
525	Markel Corp.*	142,007
6,900	Radian Group, Inc.	322,989
		711,730
	Specialty Stores (1.1%)
2,900	Advance Auto Parts, Inc.*	196,997
2,850	AutoZone, Inc.*	237,291
19,050	Bed Bath & Beyond Inc.*	739,712
8,300	CarMax Inc.*	294,650
13,150	Staples, Inc.*	264,841
11,000	Tiffany & Co.	377,960
		2,111,451
	Specialty Telecommunications (0.7%)
33,200	American Tower Corp. (Class A)*	302,120
7,800	Citizens Communications Co.*	92,430
38,200	Crown Castle International Corp.*	378,180
23,600	IDT Corp. (Class B)*	426,452
4,150	NTL Inc.*	173,512
		1,372,694

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (1.5%)
4,600	ADTRAN, Inc.	$224,664
17,487	Alcatel S.A. (France)*	175,186
22,800	Comverse Technology, Inc.*	336,300
75,300	Corning Inc.*	612,942
56,900	Nokia Corp. (ADR) (Finland)	870,570
15,900	UTStarcom, Inc.*	676,863
		2,896,525
	Tobacco (0.8%)
38,500	Altria Group, Inc.	1,540,385
	Trucking (0.1%)
1,900	Landstar System, Inc.*	121,904
	Trucks/Construction/Farm Machinery (0.4%)
10,200	PACCAR, Inc.	787,440
	Wholesale Distributors (0.1%)
7,300	Fisher Scientific International, Inc.*	275,940

	Wireless Telecommunications (0.9%)
21,100	AT&T Wireless Services Inc.*	179,983
46,400	Nextel Communications, Inc. (Class A)*	847,264
34,400	Vodafone Group PLC (ADR) (United Kingdom)	652,912
		1,680,159
	Total Common Stocks (Cost $162,215,713)	187,998,198

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (4.7%) Repurchase Agreement
$9,136	Joint repurchase agreement account 1.11% due 08/01/03 (dated 07/31/03; proceeds $9,136,282) (a) (Cost $9,136,000)	9,136,000

Total Investments (Cost $171,351,713) (b)(c)	101.1%	$197,134,198
Liabilities in Excess of Other Assets	(1.1)	(2,105,762)
Net Assets	100.0%	$195,028,436

ADR	American Depository Receipt.
*	Non-income producing security.
**	A portion of these securities are physically segregated in connection with open futures contracts.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $2,736,159 in connection with open futures and forward contracts.
(c)	The aggregate cost for federal income tax purposes is $185,967,768. The aggregate gross unrealized appreciation is $12,370,487 and the aggregate gross unrealized depreciation is $1,204,057, resulting in net unrealized appreciation of $11,166,430.

Forward Foreign Currency Contract Open at July 31, 2003:

Currency Abbreviation :

EUR	Euro.

Futures Contracts Open at July 31, 2003:

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities, at value (cost $171,351,713)	$197,134,198
Receivable for:
Investments sold	5,733,016
Shares of beneficial interest sold	87,211
Dividends	84,676
Prepaid expenses and other assets	210,499
Total Assets	203,249,600
Liabilities:
Payable for:
Investments purchased	6,955,015
Shares of beneficial interest redeemed	396,413
Distribution fee	153,826
Investment management fee	125,866
Payable to bank	244,510
Accrued expenses and other payables	345,534
Total Liabilities	8,221,164
Net Assets	$195,028,436
Composition of Net Assets:
Paid-in-capital	$367,215,411
Net unrealized appreciation	25,775,368
Accumulated net investment loss	(4,839)
Accumulated net realized loss	(197,957,504)
Net Assets	$195,028,436
Class A Shares:
Net Assets	$15,601,687
Shares Outstanding (unlimited authorized, $.01 par value)	2,390,687
Net Asset Value Per Share	$6.53
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$6.89
Class B Shares:
Net Assets	$150,874,623
Shares Outstanding (unlimited authorized, $.01 par value)	23,546,699
Net Asset Value Per Share	$6.41
Class C Shares:
Net Assets	$23,995,729
Shares Outstanding (unlimited authorized, $.01 par value)	3,744,943
Net Asset Value Per Share	$6.41
Class D Shares:
Net Assets	$4,556,397
Shares Outstanding (unlimited authorized, $.01 par value)	694,024
Net Asset Value Per Share	$6.57

Statement of Operations

For the year ended July 31, 2003

Net Investment Loss:
Income
Dividends (net of $6,486 foreign withholding tax)	$1,526,093
Interest	144,682
Total Income	1,670,775
Expenses
Distribution fee (Class A shares)	39,912
Distribution fee (Class B shares)	1,589,334
Distribution fee (Class C shares)	255,248
Investment management fee	1,544,806
Transfer agent fees and expenses	710,930
Shareholder reports and notices	269,594
Professional fees	106,137
Custodian fees	63,299
Registration fees	52,173
Trustees' fees and expenses	12,713
Other	11,140
Total Expenses	4,655,286
Net Investment Loss	(2,984,511)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(35,492,453)
Futures contracts	79,721
Foreign exchange transactions	(22)
Net Realized Loss	(35,412,754)
Net change in unrealized appreciation/depreciation on:
Investments	49,508,850
Futures contracts	(7,293)
Net translation of other assets and liabilities denominated in foreign currencies	692
Net Appreciation	49,502,249
Net Gain	14,089,495
Net Increase	$11,104,984

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(2,984,511)	$(5,059,979)
Net realized loss	(35,412,754)	(102,807,265)
Net change in unrealized appreciation/depreciation	49,502,249	(12,138,549)
Net Increase (Decrease)	11,104,984	(120,005,793)
Net decrease from transactions in shares of beneficial interest	(65,549,541)	(75,623,311)
Net Decrease	(54,444,557)	(195,629,104)
Net Assets:
Beginning of period	249,472,993	445,102,097
End of Period
(Including accumulated net investment loss of $4,839 and undistributed net investment income of $656, respectively)	$195,028,436	$249,472,993

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley All Star Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund was organized as a Massachusetts business trust on October 5, 2000 and commenced operations on February 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Van Kampen Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation, calculated by applying the annual rate of 0.60% to the portion of the Fund's average daily net assets managed by the Sub-Advisor.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003 continued

payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,805,819 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $893,227 and $3,589, respectively and received $14,841 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $391,832,715 and $462,529,209, respectively. Included in the aforementioned transactions are purchases and sales of $289,552 and $266,276, respectively, for portfolio transactions with other Morgan Stanley funds, including a realized gain of $3,191.

For the year ended July 31, 2003 the fund incurred brokerage commissions of $42,654 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $748,297.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $7,900.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003 continued

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, the Fund had outstanding forward contracts and outstanding futures contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2003		FOR THE YEAR ENDED JULY 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	262,004	$1,538,669	689,884	$5,238,133
Redeemed	(1,165,796)	(6,791,833)	(1,649,342)	(12,103,465)
Net decrease – Class A	(903,792)	(5,253,164)	(959,458)	(6,865,332)
CLASS B SHARES
Sold	1,474,601	8,577,739	5,629,974	42,663,763
Redeemed	(10,042,289)	(58,037,848)	(12,678,341)	(91,654,404)
Net decrease – Class B	(8,567,688)	(49,460,109)	(7,048,367)	(48,990,641)
CLASS C SHARES
Sold	239,873	1,395,441	832,084	6,264,431
Redeemed	(1,569,591)	(9,143,731)	(2,257,359)	(16,439,877)
Net decrease – Class C	(1,329,718)	(7,748,290)	(1,425,275)	(10,175,446)
CLASS D SHARES
Sold	62,165	378,007	204,558	1,533,822
Redeemed	(584,889)	(3,465,985)	(1,484,051)	(11,125,714)
Net decrease – Class D	(522,724)	(3,087,978)	(1,279,493)	(9,591,892)
Net decrease in Fund	(11,323,922)	$(65,549,541)	(10,712,593)	$(75,623,311)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley All Star Growth Fund

Notes to Financial Statements July 31, 2003 continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(167,459,106)
Post-October losses	(15,889,636)
Net unrealized appreciation	11,161,767
Total accumulated losses	$(172,186,975)

* As of July 31, 2003, the Fund had a net capital loss carryforward of $167,459,106 of which $94,809,071 will expire on July 31, 2010 and $72,650,035 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and a nondeductible expense. To reflect reclassifications arising from the permanent differences paid-in-capital was charged $2,990,768, accumulated net investment loss was credited $2,979,016 and accumulated net realized loss was credited $11,752.

8.   Fund Merger

On April 24, 2003, the Trustees of Morgan Stanley American Opportunities Fund ("American Opportunities") and the Fund approved a Plan of Reorganization whereby the Fund would be merged into American Opportunities. The Plan of Reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on September 30, 2003. If approved, the assets of American Opportunities would be combined with the assets of the Fund and shareholders of the Fund would become shareholders of American Opportunities, receiving shares of the corresponding class of American Opportunities equal to the value of their holdings in the Fund.

Morgan Stanley All Star Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002	FOR THE PERIOD FEBRUARY 26, 2001* THROUGH JULY 31, 2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.04	$8.52	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.54	(2.43)	(1.46)
Total income (loss) from investment operations	0.49	(2.48)	(1.48)
Net asset value, end of period	$6.53	$6.04	$8.52
Total Return†	8.11%	(29.11)%	(14.80)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.59%	1.38%	1.37	%(2)
Net investment loss	(0.78)%	(0.73)%	(0.44)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$15,602	$19,898	$36,225
Portfolio turnover rate	198%	242%	106	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002	FOR THE PERIOD FEBRUARY 26, 2001* THROUGH JULY 31, 2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.97	$8.49	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	0.53	(2.41)	(1.46)
Total income (loss) from investment operations	0.44	(2.52)	(1.51)
Net asset value, end of period	$6.41	$5.97	$8.49
Total Return†	7.37%	(29.68)%	(15.10)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.35%	2.13%	2.12	%(2)
Net investment loss	(1.54)%	(1.48)%	(1.19)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$150,875	$191,879	$332,425
Portfolio turnover rate	198%	242%	106	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002	FOR THE PERIOD FEBRUARY 26, 2001* THROUGH JULY 31, 2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.97	$8.49	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	0.53	(2.41)	(1.46)
Total income (loss) from investment operations	0.44	(2.52)	(1.51)
Net asset value, end of period	$6.41	$5.97	$8.49
Total Return†	7.37%	(29.68)%	(15.10)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.35%	2.13%	2.12	%(2)
Net investment loss	(1.54)%	(1.48)%	(1.19)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$23,996	$30,321	$55,173
Portfolio turnover rate	198%	242%	106	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002	FOR THE PERIOD FEBRUARY 26, 2001* THROUGH JULY 31, 2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.06	$8.52	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.54	(2.42)	(1.47)
Total income (loss) from investment operations	0.51	(2.46)	(1.48)
Net asset value, end of period	$6.57	$6.06	$8.52
Total Return†	8.42%	(28.87)%	(14.80)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.35%	1.13%	1.12	%(2)
Net investment loss	(0.54)%	(0.48)%	(0.19)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$4,556	$7,375	$21,280
Portfolio turnover rate	198%	242%	106	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley All Star Growth Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley All Star Growth Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley All Star Growth Fund (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley All Star Growth Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 26, 2003

Morgan Stanley All Star Growth Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley All Star Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (60) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (70) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley All Star Growth Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley All Star Growth Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley All Star Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

39872RPT-12249I03-ANP-9/03	MORGAN STANLEY FUNDS
Morgan Stanley All Star Growth Fund Annual Report July 31, 2003

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley All Star Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley All Star Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby

                                       5

                  the Covered Officer would benefit personally (directly or
                  indirectly) to the detriment of the Fund;

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

                                       6

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

-------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

                                       8

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-----------------------------

Date:
     ------------------------

                                       10

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley All Star Growth
Fund;

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

3.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       13

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  September 22, 2003

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley All Star Growth
Fund;

5.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

6.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

7.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

8.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       15

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  September 22, 2003

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       16

                                                                   EXHIBIT 10 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley All Star Growth
Fund;

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

3.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       17

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       18

                                                                   EXHIBIT 10 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley All Star Growth
Fund;

5.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

6.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

7.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

8.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       20

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley All Star Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                           /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley All Star Growth Fund and will be retained by Morgan
Stanley All Star Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley All Star Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                             /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley All Star Growth Fund and will be retained by Morgan
Stanley All Star Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley All Star Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                             /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley All Star Growth Fund and will be retained by Morgan
Stanley All Star Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley All Star Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                               /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley All Star Growth Fund and will be retained by Morgan
Stanley All Star Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       24